Other Current Assets and Non-Current Assets - Schedule of Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Doubtful Accounts [Line Items]
Balance at beginning of the period	¥ (6,337)	$ (886)	¥ (2,488)
Additional (allowance)/reversal for doubtful accounts	30	5	(3,849)
Balance at the end of the period	¥ (6,307)	$ (881)	¥ (6,337)